Subsequent Event (Details) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 20, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event (Textual)
Net proceeds from offering shares			$ 11,050,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event (Textual)
Sale of aggregate shares	3,797,488	3,797,488
Sale of stock, description		The Company agreed to sell an aggregate of 3,797,488 units (the "Units"), each Unit consisting of one ordinary share of the Company, no par value ("Share") and a warrant to purchase three Shares ("Warrant") with an initial exercise price of $4.65 per Share.
Exercise price		$ 4.65
Share price, per unit		$ 3.72
Aggregate purchase price		$ 14,100,000
Net proceeds from offering shares		$ 14,100,000
Warrants expire		5 years 6 months
Consecutive trading days equity volume, description		The Warrants contain a mandatory exercise right for the Company to force exercise of the Warrants if the Company's Shares trades at or above $23.25 per Share, for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the Warrants are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 300,000 Shares per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date.